Evaluation tools at customers	12 Months Ended
Dec. 31, 2013
Other Inventory, Gross [Abstract]
Evaluation tools at customers
Evaluation tools at customers

The changes in the amount of evaluation tools are as follows:

	December 31,
	2012	2013
Balance at beginning of year	13,987	16,922
Evaluation tools shipped	11,120	8,329
Depreciation	(3,798)	(3,771)
Evaluation tools sold	(3,277)	(6,221)
Foreign currency translation effect	(1,110)	(1,927)
Balance at end of year	16,922	13,332

Useful lives in years:	5

The gross carrying amount of the evaluation tools at customers per December 31, 2013 was €18,082 (2012: €21,750), accumulated depreciation per December 31, 2013 was €4,750 (2012: €4,828).

Evaluation tools are systems delivered to customers under evaluation agreements. Evaluation tools are recorded at cost and depreciated over their useful life (5 years). The depreciation period may be shorter, depending on circumstances. The depreciation expenses are reported as cost of sales.